Income Tax - Schedule of Numerical Reconciliation of Income Tax Expenses to Prima Facie Tax Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Numerical Reconciliation of Income Tax Expenses to Prima Facie Tax Payable [Abstract]
Profit (loss) before income tax	$ 3,189,946	$ (2,019,515)	$ 3,045,248
Tax effect at the Hong Kong profits tax rate of 16.5%	526,341	(333,220)	502,466
Tax effect of preferential tax rate			(21,154)
Tax effect of income not subject to tax	(931,707)
Tax effect of tax loss not recognized	376,437	295,091
Non-deductible expenditure	28,929	38,129	153,475
Over provision in previous years			(26,865)
Tax effect of tax reduction			(769)
Total			$ 607,153
Effective income tax rate – Hong Kong				19.94%